Regulatory Requirements - Schedule of Minimum Regulatory Capital as Established by SFC (Details) - HF IAM [Member] $ in Thousands	Jun. 30, 2026 HKD ($)
Schedule of Minimum Regulatory Capital as Established by SFC [Line Items]
Minimum regulatory capital requirement	$ 3,000
Capital levels maintained	4,926
Excess net capital	$ 1,926
Percent of requirement maintained	164.00%